Cash and deposits with financial institutions	6 Months Ended
Apr. 30, 2026
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Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	April 30 2026		January 31 2026		October 31 2025
Cash and non-interest-bearing deposits with financial institutions	$9,103		$8,732		$10,256
Interest-bearing deposits with financial institutions	70,198		65,106		55,711
Total	$79,301	(1)	$73,838	(1)	$65,967	(1)
(1)	Net of allowances of $3 (January 31, 2026 – $3; October 31, 2025 – $4).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,720 million (January 31, 2026 – $5,216 million; October 31, 2025 – $6,759 million) and are included above.